MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Major Customers) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	64.00%	71.00%	77.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	23.00%	10.00%	12.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage			11.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	9.00%	16.00%	20.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	12.00%	22.00%	17.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	7.00%	13.00%	17.00%
Customer F [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	13.00%	10.00%